Award Timing Disclosure	12 Months Ended
May 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policy on Granting Equity Awards

Our equity awards policy provides that incentive equity grants to employees, including stock option grants, are made once per year and are effective on the last Wednesday in fiscal July. The Company may also grant equity awards for special purposes such as retention, recognition, or promotion, and such special awards are made effective on any date determined by the Compensation Committee, the Board, or authorized individual approving the award. The grant date for equity awards is never a date prior to approval. Our equity awards policy also provides that the timing of the public release of material information or the grant of an equity-based award may not be manipulated with the intent of benefiting an award recipient, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The exercise price of stock options may not be less than the fair market value of our common stock on the date of the grant as measured by the closing sales price of our common stock on the NYSE.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our equity awards policy also provides that the timing of the public release of material information or the grant of an equity-based award may not be manipulated with the intent of benefiting an award recipient,
MNPI Disclosure Timed for Compensation Value	false